Shareholders' Equity (Details 2)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number outstanding at December 31, 2 0 1 6 | shares	875,500
Options Outstanding, Weighted average remaining contractual life (Year)	3 years 6 months 15 days
Options Outstanding, Weighted average exercise price	$ 1.60
Options Exercisable, Number exercisable at December 31, 2 0 1 6 | shares	246,500
Options Exercisable, Weighted average remaining contractual life (Years)	2 years 7 months 17 days
Options Exercisable, Weighted average exercise price	$ 2.87
0.003 - 2.160 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	0.003
Range of exercise prices (Upper Range Limit)	$ 2.160
Options Outstanding, Number outstanding at December 31, 2 0 1 6 | shares	423,000
Options Outstanding, Weighted average remaining contractual life (Year)	4 years 3 months 29 days
Options Outstanding, Weighted average exercise price	$ 0.18
Options Exercisable, Number exercisable at December 31, 2 0 1 6 | shares	19,000
Options Exercisable, Weighted average remaining contractual life (Years)	1 year 2 months 5 days
Options Exercisable, Weighted average exercise price	$ 2.16
2.410 - 2.947 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	2.410
Range of exercise prices (Upper Range Limit)	$ 2.947
Options Outstanding, Number outstanding at December 31, 2 0 1 6 | shares	452,500
Options Outstanding, Weighted average remaining contractual life (Year)	2 years 9 months 22 days
Options Outstanding, Weighted average exercise price	$ 2.93
Options Exercisable, Number exercisable at December 31, 2 0 1 6 | shares	227,500
Options Exercisable, Weighted average remaining contractual life (Years)	2 years 9 months
Options Exercisable, Weighted average exercise price	$ 2.93